Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts

	Balance at Beginning of Year	Charged to Income	Foreign Currency Translation Adjustment	Increases (Deductions) From Reserves	Balance at End of Year
	(In millions)
Year ended December 31, 2013
Allowance for doubtful receivables (1)	$14.4	$0.1	$0.3	$—	$14.8
Valuation allowance on deferred taxes (2)	$95.4	$12.5	$4.0	$7.4	$119.3
Year ended December 31, 2012
Allowance for doubtful receivables (1)	$10.5	$4.0	$0.6	$(0.7)	$14.4
Valuation allowance on deferred taxes (2)	$79.7	$4.5	$0.7	$10.5	$95.4
Year ended December 31, 2011
Allowance for doubtful receivables (1)	$9.1	$3.3	$(0.4)	$(1.5)	$10.5
Valuation allowance on deferred taxes (2)	$67.5	$2.1	$(2.3)	$12.4	$79.7

(1)	Deductions from reserves indicates bad debts charged off, less recoveries.

(2)	Increases from reserves relates to the establishment of valuation allowances primarily related to intercompany transactions, foreign taxes and state net operating losses.